LOANS - Corporate Lease Financing (Details) - Corporate $ in Billions	Dec. 31, 2021 USD ($)
Lessor, Lease, Description [Line Items]
Direct financing and leveraged assets, financing receivable	$ 0.5
Direct financing and leveraged assets, residual value of leased assets	0.2
Amount covered by residual value guarantees	$ 0.0